Common stock (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of movements of common stock

Movements during the six months ended June 30, 2026 were as follows:

	Number	Share Capital	Additional Paid-In Capital
Balance at January 1, 2026	55,318,354	$137,820	$183,489,676
Shares issued under ELOCs	8,111,514	14,472	2,216,147
Shares issued upon conversion of Senior Convertible Notes	3,371,499	8,857	1,903,734
Shares issued upon exercise of warrants	1,579,250	4,248	897,836
Balance at June 30, 2026	68,380,617	$165,397	$188,507,393

Schedule of number of warrants outstanding
Number of Warrants
Outstanding at January 1, 2026	10,614,142
Exercised	(1,579,250)
Outstanding at June 30, 2026	9,034,892